Commitments and contingencies (Details Textual) (USD $)	0 Months Ended		11 Months Ended	12 Months Ended	23 Months Ended
	Nov. 19, 2010	Jul. 29, 2010	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2012
Percentage Gross Proceeds Of Underwriting Discounts and Commissions	4.25%
Ordinary shares issued during the period	6,400,000	3,066,667
Proceeds from sale of initial ordinary shares			$ 25,000		$ 25,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				35.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				1.73%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				5 years
45 - Day Option [Member]
Ordinary shares issued during the period				960,000
Cohen and Company Capital Markets Llc [Member]
Percentage Gross Proceeds Of Underwriting Discounts and Commissions	1.50%
Ordinary shares issued during the period	640,000
Proceeds from sale of initial ordinary shares	100
Percentage Number Of Total Units Sold	10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	15.00
Percentage Of Public Offering Price	150.00%
Payments of Stock Issuance Costs	100
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	2.02
Closing Offer [Member]
Percentage Gross Proceeds Of Underwriting Discounts and Commissions	2.75%